Provisions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
Dilapidation Provisions £’000
At December 31, 2021	3,363
Acquisition of subsidiaries	275
Recognised during the period	525
4,163
Current	—
Non-current	4,163

Dilapidation Provisions
£‘000
At December 31, 2018	—

At January 1 2019	—
Recognized during the year	582
At December 31, 2019	582

At January 1 2020	582
Acquisition of a subsidiary	1,820
Recognized during the year	961
At December 31, 2020	3,363

Current	—
Non-current	3,363